LEASES - Summary of Future Minimum Payment Operating Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
LEASES
2023	¥ 18,151		$ 2,632
2024	5,029		729
2025	1,623		235
2026	0		0
2027 and thereafter	0		0
Total undiscounted lease payments	24,803		3,596
Less: imputed interest	(773)		(112)
Total lease liabilities	24,030	¥ 32,357	$ 3,484
Operating lease expense	¥ 18,742	¥ 16,338